Tax expenses (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Tax Expenses [Abstract]
Corporate tax rate	23.00%	23.00%	23.00%